Property and Equipment - Narrative (Details)	12 Months Ended
Dec. 31, 2018 USD ($)
Property, Plant and Equipment [Line Items]
Gain (loss) on disposal of assets	$ 0
Computer equipment
Property, Plant and Equipment [Line Items]
Original cost	$ 26,201,000